Annual Total Returns - FidelityNASDAQCompositeIndexFund-PRO - FidelityNASDAQCompositeIndexFund-PRO - Fidelity Nasdaq Composite Index Fund - Fidelity Nasdaq Composite Index Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return 2013	39.75%
Annual Return 2014	14.60%
Annual Return 2015	6.82%
Annual Return 2016	8.79%
Annual Return 2017	29.25%
Annual Return 2018	(3.18%)
Annual Return 2019	36.64%
Annual Return 2020	44.58%
Annual Return 2021	22.22%
Annual Return 2022	(32.39%)